UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          94
                                          -----------------
Form 13F Information Table Value Total:   $      87763
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  617     7800    SH       SOLE       N/A       7800
ABB LTD                        SPONSORED ADR  000375204  1578    58625   SH       SOLE       N/A       58625
AIR PRODUCTS & CHEMICALS       COM            009158106  18      200     SH       SOLE       N/A       200
AMERICAN EXPRESS CO            COM            025816109  227     5200    SH       SOLE       N/A       5200
AMGEN INC                      COM            031162100  307     7350    SH       SOLE       N/A       7350
APPLE COMPUTER INC             COM            037833100  2138    14900   SH       SOLE       N/A       14900
APPLIED MATLS INC              COM            038222105  179     9200    SH       SOLE       N/A       9200
AT&T INC                       COM            00206R102  2774    72419   SH       SOLE       N/A       72419
BALLARD PWR SYS INC            COM            05858H104  8       2000    SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  1334    35199   SH       SOLE       N/A       35199
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  40      9       SH       SOLE       N/A       9
BP PLC                         SPONSORED ADR  055622104  30      500     SH       SOLE       N/A       500
CHUBB CORP                     COM            171232101  2052    41475   SH       SOLE       N/A       41475
CISCO SYS INC                  COM            17275R102  2323    96450   SH       SOLE       N/A       96450
CITIGROUP INC                  COM            172967101  18      833     SH       SOLE       N/A       833
CURRENCY SHARES EURO TR        EURO SHS       23130C108  1005    6350    SH       SOLE       N/A       6350
CORNING INC                    COM            219350105  1725    71750   SH       SOLE       N/A       71750
CYPRESS SEMICONDUCTOR          COM            232806109  2190    92750   SH       SOLE       N/A       92750
DEER & CO                      COM            244199105  32      400     SH       SOLE       N/A       400
DEVON ENERGY CORP NEW          COM            25179M103  4112    39409   SH       SOLE       N/A       39409
DISNEY WALT CO                 COM DISNEY     254687106  93      2973    SH       SOLE       N/A       2973
EBAY INC                       COM            278642103  1030    34525   SH       SOLE       N/A       34525
ECOLAB INC                     COM            278865100  1796    41350   SH       SOLE       N/A       41350
EMERSON ELEC CO                COM            291011104  3750    72880   SH       SOLE       N/A       72880
ENERGEN CORP                   COM            29265N108  2466    39575   SH       SOLE       N/A       39575
EXXON MOBIL CORP               COM            30231G102  53      628     SH       SOLE       N/A       628
FIRST SOLAR                    COM            336433107  23      100     SH       SOLE       N/A       100
FORTUNE BRANDS INC             COM            349631101  191     2750    SH       SOLE       N/A       2750
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  1042    20700   SH       SOLE       N/A       20700
FUEL TECH INC                  COM            359523107  1040    50750   SH       SOLE       N/A       50750
GENENTECH INC                  COM            368710406  16      200     SH       SOLE       N/A       200
GILEAD SCIENCE                 COM            375558103  1592    30900   SH       SOLE       N/A       30900
GOOGLE, INC.                   COM            38259P508  467     1060    SH       SOLE       N/A       1060
GRANITE CONSTRUCTION INC       COM            387328107  82      2500    SH       SOLE       N/A       2500
GRAINGER W W INC               COM            384802104  332     4350    SH       SOLE       N/A       4350
HARLEY DAVIDSON INC            COM            412822108  133     3550    SH       SOLE       N/A       3550
HEALTH CARE PPTY INVS INC      COM            421915109  1867    55225   SH       SOLE       N/A       55225
HEINZ H J INC                  COM            423074103  2053    43700   SH       SOLE       N/A       43700
HERSHEY CO                     COM            427866108  66      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  746     25900   SH       SOLE       N/A       25900
ICICI BANK LTD                 ADR            45104G104  1459    38200   SH       SOLE       N/A       38200
ILLINOIS TOOL WKS INC          COM            452308109  2344    48200   SH       SOLE       N/A       48200
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  43      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  1745    46700   SH       SOLE       N/A       46700
INTEL CORP                     COM            458140100  1165    54993   SH       SOLE       N/A       54993
INTERNATIONAL BUSINESS MACHS   COM            459200101  1026    8909    SH       SOLE       N/A       8909
ITRON INC                      COM            465741106  1696    18800   SH       SOLE       N/A       18800
JAMBA INC                      COM            47023A101  1       500     SH       SOLE       N/A       500
JOHNSON CONTROLS INC           COM            478366107  346     10250   SH       SOLE       N/A       10250
JOHNSON & JOHNSON              COM            478160104  3446    53120   SH       SOLE       N/A       53120
KIMBERLY CLARK CORP            COM            494368103  13      200     SH       SOLE       N/A       200
KONINKLUKE PHILIPS ELE NV      ADR            500472303  589     15375   SH       SOLE       N/A       15375
LOGITECH INTL S A              ADR            H50430232  771     30300   SH       SOLE       N/A       30300
LOWES COS INC                  COM            548661107  30      1300    SH       SOLE       N/A       1300
MARTHA STEWART LIVING OMNIME   CL A           573083102  4       500     SH       SOLE       N/A       500
MEDTRONIC INC                  COM            585055106  368     7600    SH       SOLE       N/A       7600
MEMC ELECTRONICS               COM            552715104  1737    24500   SH       SOLE       N/A       24500
MICROSOFT CORP                 COM            594918104  843     29718   SH       SOLE       N/A       29718
MILLENNIUM PHARMACEUTICALS I   COM            599902103  6       400     SH       SOLE       N/A       400
NEWELL RUBBERMAID INC          COM            651229106  70      3042    SH       SOLE       N/A       3042
NOKIA CORP                     SPONSORED ADR  654902204  1742    54713   SH       SOLE       N/A       54713
NORTHWEST NAT GAS              COM            667655104  1662    38250   SH       SOLE       N/A       38250
NUCOR CORP                     COM            670346105  2683    39600   SH       SOLE       N/A       39600
ORACLE CORP                    COM            68389X105  20      1000    SH       SOLE       N/A       1000
PEETS COFFEE & TEA INC         COM            705560100  6       250     SH       SOLE       N/A       250
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  163     1600    SH       SOLE       N/A       1600
PITNEY BOWES INC               COM            724479100  9       253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  4244    60573   SH       SOLE       N/A       60573
PROLOGIS REIT                  COM            743410102  132     2250    SH       SOLE       N/A       2250
REGIONS FINANCIAL CORP NEW     COM            7591EP100  9       5385    SH       SOLE       N/A       5385
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  445     11855   SH       SOLE       N/A       11855
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  575     11600   SH       SOLE       N/A       11600
SASOL LTD                      SPONSORED ADR  803866300  2698    55750   SH       SOLE       N/A       55750
SCHERING PLOUGH CORP           COM            806605101  15      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  38      2000    SH       SOLE       N/A       2000
SONY CORP                      ADR NEW        835699307  1232    30750   SH       SOLE       N/A       30750
SOURCEFORGE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
ST JUDES MEDICAL               COM            790849103  2378    55050   SH       SOLE       N/A       55050
STARBUCKS CORP                 COM            855244109  149     8500    SH       SOLE       N/A       8500
STREETRACKS GOLD TR            GOLD SHS       863307104  1119    12380   SH       SOLE       N/A       12380
STRYKER CORP                   COM            863667101  1636    25150   SH       SOLE       N/A       25150
SUNOCO INC                     COM            86764P109  2052    39104   SH       SOLE       N/A       39104
SYSCO CORP                     COM            871829107  657     22650   SH       SOLE       N/A       22650
TARGET CORP                    COM            87612E106  985     19441   SH       SOLE       N/A       19441
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  673     45253   SH       SOLE       N/A       45253
UMPQUA HOLDINGS CORP           COM            904214103  155     10000   SH       SOLE       N/A       10000
UNITED PARCEL SERVICE INC      CL B           911312106  164     2250    SH       SOLE       N/A       2250
UNITEDHEALTH GROUP INC         COM            91324P102  373     10870   SH       SOLE       N/A       10870
VERIZON COMMUNICATIONS         COM            92343V104  1165    31954   SH       SOLE       N/A       31954
WACHOVIA CORP                  COM            929903102  230     8500    SH       SOLE       N/A       8500
WALGREEN CO                    COM            931422109  859     22550   SH       SOLE       N/A       22550
WHOLE FOODS MKT INC            COM            966837106  244     7400    SH       SOLE       N/A       7400

                                                         87763


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